Stock compensation and other employee benefit plans - Outstanding option awards (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding, beginning balance, Shares | shares	8,524,997
Granted, Shares | shares	2,107,500
Exercised, Shares | shares	(2,838,464)
Forfeited and expired, Shares | shares	(255,768)
Outstanding, ending balance, Shares | shares	7,538,265
Vested or expected to vest in the future, Shares | shares	7,538,265
Exercisable , Shares | shares	4,253,458
Outstanding beginning balance, Weighted average exercise price | $ / shares	$ 0.23
Granted, Weighted average exercise price | $ / shares	8.14
Exercised, Weighted average exercise price | $ / shares	0.11
Forfeitures and expired, Weighted average exercise price | $ / shares	0.48
Outstanding ending balance, Weighted average exercise price | $ / shares	2.48
Vested or expected to vest in the future, Weighted average exercise price | $ / shares	2.48
Exercisable , Weighted average exercise price | $ / shares	$ 0.24
Outstanding , Weighted average remaining contractual term (years)	7 years 4 months 28 days
Vested or expected to vest in the future, Weighted average remaining contractual term (in years)	7 years 4 months 28 days
Exercisable, Weighted average remaining contractual term ( in years)	6 years 2 months 23 days
Outstanding , Average intrinsic value | $	$ 39,500
Vested or expected to vest in the future, Aggregate intrinsic value | $	39,500
Exercisable , Average intrinsic value | $	31,139
Stock-based compensation cost not yet recognized | $	$ 10,301
Weighted-average remaining expense recognition period (in years)	5 years 10 days